Other Income and Other Expense - Major Income Classifications Included in Other Income Under Non Interest Income on Income Statement (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Component Of Other Expense Income Nonoperating [Line Items]
Other income	$ 2,673	$ 2,015	$ 1,148
BOLI Insurance [Member]
Component Of Other Expense Income Nonoperating [Line Items]
Other income	506	471	495
Mortgage Loan Origination Income [Member]
Component Of Other Expense Income Nonoperating [Line Items]
Other income	1,310	320	363
Other Income [Member]
Component Of Other Expense Income Nonoperating [Line Items]
Other income	$ 857	$ 1,224	$ 290